Guarantor Financial Information	12 Months Ended
Dec. 31, 2012
Guarantor Financial Information

18. Guarantor Financial Information

The following supplemental financial information sets forth for the Company, its subsidiaries that have issued certain debt securities (the “Issuers”) and its guarantor and non-guarantor subsidiaries, all as defined in the credit agreements, the consolidating balance sheet as of December 31, 2012 and 2011 and consolidating statements of operations and cash flows for the years ended December 31, 2012, 2011 and 2010. The Senior Notes are jointly and severally guaranteed on an unconditional basis by Nielsen and, each of the direct and indirect wholly-owned subsidiaries of Nielsen, including VNU Intermediate Holding B.V., Nielsen Holding and Finance B.V., VNU International B.V., Nielsen Business Media Holding Company, TNC (US) Holdings, Inc., VNU Marketing Information, Inc. and ACN Holdings, Inc., and the wholly-owned subsidiaries thereof, including the wholly owned U.S. subsidiaries of ACN Holdings, Inc. and Nielsen Business Media Holding Company, in each case to the extent that such entities provide a guarantee under the senior secured credit facilities. The Issuers are Nielsen Finance LLC and Nielsen Finance Co., both wholly-owned subsidiaries of ACN Holdings, Inc. and subsidiary guarantors.

Nielsen is a holding company and does not have any material assets or operations other than ownership of the capital stock of its direct and indirect subsidiaries. All of Nielsen’s operations are conducted through its subsidiaries, and, therefore, Nielsen is expected to continue to be dependent upon the cash flows of its subsidiaries to meet its obligations.

Consolidating Statement of Operations

For the year ended December 31, 2012

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Revenues	$—	$—	$2,640	$2,767	$—	$5,407
Cost of revenues, exclusive of depreciation and amortization shown separately below	—	—	970	1,255	—	2,225
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	—	—	817	905	—	1,722
Depreciation and amortization	—	—	377	116	—	493
Restructuring charges	—	—	28	57	—	85
Operating income	—	—	448	434	—	882
Interest income	2	569	59	28	(654)	4
Interest expense	(1)	(367)	(592)	(61)	654	(367)
Foreign currency exchange transaction losses, net	—	—	(2)	(14)	—	(16)
Other (expense)/income, net	—	(121)	148	(145)	—	(118)
Income from continuing operations before income taxes and equity in net income of affiliates	1	81	61	242	—	385
Provision for income taxes	—	(32)	(11)	(81)	—	(124)
Equity in net income of subsidiaries	296	—	206	—	(502)	—
Equity in net income of affiliates	—	—	3	2	—	5
Income from continuing operations	297	49	259	163	(502)	266
Income/(loss) from discontinued operations, net of tax	—	—	37	(7)	—	30
Net income	297	49	296	156	(502)	296
Less: net loss attributable to noncontrolling interests	—	—	—	(1)	—	(1)
Net income attributable to controlling interests	$297	$49	$296	$157	$(502)	$297
Total other comprehensive (loss)/income	(34)	(4)	(37)	34	7	(34)
Total comprehensive income/(loss) attributable to controlling interests	263	45	259	191	(495)	263
Total comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2
Total comprehensive income	$263	$45	$259	$193	$(495)	$265

Consolidating Statement of Operations

For the year ended December 31, 2011

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Revenues	$—	$—	$2,501	$2,827	$—	$5,328
Cost of revenues, exclusive of depreciation and amortization shown separately below	—	—	924	1,264	—	2,188
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	—	—	898	929	—	1,827
Depreciation and amortization	—	—	384	118	—	502
Restructuring charges	—	—	30	53	—	83
Operating income	—	—	265	463	—	728
Interest income	7	548	25	30	(604)	6
Interest expense	(13)	(426)	(565)	(28)	604	(428)
Loss on derivative instruments	—	(1)	—	—	—	(1)
Foreign currency exchange transaction losses, net	—	—	(7)	(2)	—	(9)
Other (expense)/income, net	(52)	(182)	191	(166)	—	(209)
(Loss)/income from continuing operations before income taxes and equity in net income/(loss) of affiliates	(58)	(61)	(91)	297	—	87
Benefit/(provision) for income taxes	—	21	25	(50)	—	(4)
Equity in net income of subsidiaries	167	—	207	—	(374)	—
Equity in net income of affiliates	—	—	—	3	—	3
Income/(loss) from continuing operations	109	(40)	141	250	(374)	86
Income from discontinued operations, net of tax	—	—	26	—	—	26
Net income/(loss)	109	(40)	167	250	(374)	112
Less: net income attributable to noncontrolling interests	—	—	—	3	—	3
Net income/(loss) attributable to controlling interests	$109	$(40)	$167	$247	$(374)	$109
Total other comprehensive (loss)/income	(203)	7	(182)	(216)	391	(203)
Total comprehensive (loss)/income attributable to controlling interests	(94)	(33)	(15)	31	17	(94)
Total comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2
Total comprehensive (loss)/income	$(94)	$(33)	$(15)	$33	$17	$(92)

Consolidating Statement of Operations

For the year ended December 31, 2010

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Revenues	$—	$—	$2,391	$2,544	$—	$4,935
Cost of revenues, exclusive of depreciation and amortization shown separately below	—	—	944	1,138	—	2,082
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	—	—	776	815	—	1,591
Depreciation and amortization	—	—	413	117	—	530
Restructuring charges	—	—	40	19	—	59
Operating income	—	—	218	455	—	673
Interest income	7	501	31	23	(557)	5
Interest expense	(49)	(597)	(497)	(33)	557	(619)
Loss on derivative instruments	—	(27)	—	—	—	(27)
Foreign currency exchange transaction gains/(losses), net	—	111	(26)	50	—	135
Other (expense)/income, net	—	(91)	45	(35)	—	(81)
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	(42)	(103)	(229)	460	—	86
Benefit/(provision) for income taxes	1	36	89	(72)	—	54
Equity in net income of subsidiaries	170	—	322	—	(492)	—
Equity in net income of affiliates	—	—	1	4	—	5
Income/(loss) from continuing operations	129	(67)	183	392	(492)	145
Loss from discontinued operations, net of tax	—	—	(13)	—	—	(13)
Net income/(loss)	129	(67)	170	392	(492)	132
Less: net income attributable to noncontrolling interests	—	—	—	3	—	3
Net income/(loss) attributable to controlling interests	$129	$(67)	$170	$389	$(492)	$129
Total other comprehensive (loss)/income	(44)	6	(15)	(163)	172	(44)
Total comprehensive income/(loss) attributable to controlling interests	85	(61)	155	226	(320)	85
Total comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2
Total comprehensive income/(loss)	$85	$(61)	$155	$228	$(320)	$87

Consolidating Balance Sheet

December 31, 2012

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Assets:
Current assets
Cash and cash equivalents	$—	$—	$24	$263	$—	$287
Trade and other receivables, net	—	—	404	706	—	1,110
Prepaid expenses and other current assets	—	14	132	132	—	278
Intercompany receivables	—	270	177	134	(581)	—
Total current assets	—	284	737	1,235	(581)	1,675
Non-current assets
Property, plant and equipment, net	—	—	303	257	—	560
Goodwill	—	—	5,046	2,306	—	7,352
Other intangible assets, net	—	—	4,088	467	—	4,555
Deferred tax assets	10	3	77	79	—	169
Other non-current assets	—	46	165	61	—	272
Equity investment in subsidiaries	5,157	—	5,663	—	(10,820)	—
Intercompany receivables	45	7,944	555	1,300	(9,844)	—
Total assets	$5,212	$8,277	$16,634	$5,705	$(21,245)	$14,583
Liabilities and equity:
Current liabilities
Accounts payable and other current liabilities	$—	$52	$347	$572	$—	$971
Deferred revenues	—	—	217	156	—	373
Income tax liabilities	—	—	12	44	—	56
Current portion of long-term debt, capital leaseobligations and short-term borrowings	—	340	15	7	—	362
Intercompany payables	—	14	414	153	(581)	—
Total current liabilities	—	406	1,005	932	(581)	1,762
Non-current liabilities
Long-term debt and capital lease obligations	—	5,843	81	17	—	5,941
Deferred tax liabilities	—	71	838	97	—	1,006
Intercompany loans	—	—	9,295	549	(9,844)	—
Other non-current liabilities	2	16	258	340	—	616
Total liabilities	2	6,336	11,477	1,935	(10,425)	9,325
Total stockholders’ equity	5,210	1,941	5,157	3,722	(10,820)	5,210
Noncontrolling interests	—	—	—	48	—	48
Total equity	5,210	1,941	5,157	3,770	(10,820)	5,258
Total liabilities and equity	$5,212	$8,277	$16,634	$5,705	$(21,245)	$14,583

Consolidating Balance Sheet

December 31, 2011

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Assets:
Current assets
Cash and cash equivalents	$—	$—	$33	$285	$—	$318
Trade and other receivables, net	—	—	369	711	—	1,080
Prepaid expenses and other current assets	—	15	134	110	—	259
Intercompany receivables	300	123	224	326	(973)	—
Total current assets	300	138	760	1,432	(973)	1,657
Non-current assets
Property, plant and equipment, net	—	—	367	242	—	609
Goodwill	—	—	4,989	2,166	—	7,155
Other intangible assets, net	—	—	4,121	440	—	4,561
Deferred tax assets	1	—	67	108	—	176
Other non-current assets	—	53	162	99	—	314
Equity investment in subsidiaries	4,574	—	4,731	—	(9,305)	—
Intercompany receivables	149	7,322	908	1,449	(9,828)	—
Total assets	$5,024	$7,513	$16,105	$5,936	$(20,106)	$14,472
Liabilities and equity:
Current liabilities
Accounts payable and other current liabilities	$31	$55	$388	$576	$—	$1,050
Deferred revenues	—	—	247	196	—	443
Income tax liabilities	—	—	7	44	—	51
Current portion of long-term debt, capital lease obligations and short-term borrowings	104	28	16	2	—	150
Intercompany payables	—	47	729	197	(973)	—
Total current liabilities	135	130	1,387	1,015	(973)	1,694
Non-current liabilities
Long-term debt and capital lease obligations	—	6,223	92	16	—	6,331
Deferred tax liabilities	—	80	883	33	—	996
Intercompany loans	—	—	8,926	902	(9,828)	—
Other non-current liabilities	2	14	243	297	—	556
Total liabilities	137	6,447	11,531	2,263	(10,801)	9,577
Total stockholders’ equity	4,887	1,066	4,574	3,665	(9,305)	4,887
Noncontrolling interests	—	—	—	8	—	8
Total equity	4,887	1,066	4,574	3,673	(9,305)	4,895
Total liabilities and equity	$5,024	$7,513	$16,105	$5,936	$(20,106)	$14,472

Consolidating Statement of Cash Flows

For the year ended December 31, 2012

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Consolidated
Net cash provided by/(used in) operating activities	$(1)	$127	$303	$373	$802
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	—	—	(142)	(18)	(160)
Proceeds from sale of subsidiaries and affiliates, net	—	—	(4)	—	(4)
Additions to property, plant and equipment and other assets	—	—	(59)	(73)	(132)
Additions to intangible assets	—	—	(204)	(22)	(226)
Net cash used in investing activities	—	—	(409)	(113)	(522)
Financing activities:
Proceeds from issuances of debt, net of issuance costs	—	1,998	—	1	1,999
Repayments of debt	(106)	(2,120)	(4)	—	(2,230)
Increase in other short-term borrowings	—	—	—	3	3
Capital contributions from parent	15	—	—	—	15
Activity under stock plans	—	—	(3)	(2)	(5)
Settlement of derivatives, intercompany and other financing activities	92	(5)	104	(289)	(98)
Net cash provided by/(used in) financing activities	1	(127)	97	(287)	(316)
Effect of exchange-rate changes on cash and cash equivalents	—	—	—	5	5
Net (decrease) in cash and cash equivalents	—	—	(9)	(22)	(31)
Cash and cash equivalents at beginning of period	—	—	33	285	318
Cash and cash equivalents at end of period	$—	$—	$24	$263	$287

Consolidating Statement of Cash Flows

For the year ended December 31, 2011

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Consolidated
Net cash provided by operating activities	$1	$132	$104	$422	$659
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	—	—	(112)	(20)	(132)
Proceeds from sale of subsidiaries and affiliates, net	—	—	4	1	5
Additions to property, plant and equipment and other assets	—	—	(102)	(75)	(177)
Additions to intangible assets	—	—	(172)	(18)	(190)
Other investing activities	—	—	(1)	—	(1)
Net cash used in investing activities	—	—	(383)	(112)	(495)
Financing activities:
Proceeds from issuances of debt, net of issuance costs	—	—	6	—	6
Repayments of debt	(505)	(1,603)	(2)	—	(2,110)
Decrease in other short-term borrowings	—	—	(2)	(4)	(6)
Capital contributions from parent	2,077	—	—	—	2,077
Activity under stock plans	—	—	(2)	—	(2)
Settlement of derivatives, intercompany and other financing activities	(1,578)	1,471	246	(361)	(222)
Net cash (used in)/provided by financing activities	(6)	(132)	246	(365)	(257)
Effect of exchange-rate changes on cash and cash equivalents	4	—	1	(12)	(7)
Net (decrease)/increase in cash and cash equivalents	(1)	—	(32)	(67)	(100)
Cash and cash equivalents at beginning of period	1	—	65	352	418
Cash and cash equivalents at end of period	$—	$—	$33	$285	$318

Consolidating Statement of Cash Flows

For the year ended December 31, 2010

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Consolidated
Net cash provided by/(used in) operating activities	$3	$(15)	$185	$371	$544
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	—	—	(35)	(20)	(55)
Proceeds from sale of subsidiaries and affiliates, net	—	—	17	—	17
Additions to property, plant and equipment and other assets	—	—	(112)	(66)	(178)
Additions to intangible assets	—	—	(143)	(13)	(156)
Other investing activities	—	—	2	5	7
Net cash used in investing activities	—	—	(271)	(94)	(365)
Financing activities:
Proceeds from issuances of debt, net of issuance costs	—	1,065	—	—	1,065
Repayments of debt	(64)	(1,161)	(3)	—	(1,228)
Increase/(decrease) in other short-term borrowings	—	—	4	(10)	(6)
Cash dividends paid to parent	(9)	—	—	—	(9)
Activity under stock plans	—	—	(4)	—	(4)
Settlement of derivatives, intercompany and other financing activities	69	109	—	(260)	(82)
Net cash (used in)/provided by financing activities	(4)	13	(3)	(270)	(264)
Effect of exchange-rate changes on cash and cash equivalents	—	—	(6)	(2)	(8)
Net (decrease)/increase in cash and cash equivalents	(1)	(2)	(95)	5	(93)
Cash and cash equivalents at beginning of period	2	2	160	347	511
Cash and cash equivalents at end of period	$1	$—	$65	$352	$418